Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amounts at beginning of year		$ 616,055	$ 549,332
Payment of borrowings principal		(470,351)	(252,284)
Payment of interest		(53,897)	(22,993)	$ (34,430)
Payment of principal	[1]	(7,631)	(1,779)
Borrowings interest		62,499	21,879	28,886
Amortized cost		1,649	1,810
Remeasurement in borrowings		0	72,044	52,817
Changes in foreign exchange rate		(20,654)	(111,727)
Other financial expense		0	819
Amounts at end of year		1,448,567	616,055	$ 549,332
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	[1]	1,320,897	358,954
Borrowings principal [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment of interest		$ (53,897)	$ (22,993)

[1]	As of December 31, 2023, borrowings received, and principal payments include 40,785 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows. As of December 31. 2022, borrowings received, and principal payments include 99,826 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows.